Earnings (Loss) Per Share (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number of Shares Outstanding, Diluted	5,332,532	517,617
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			161,219	1,519,892